Document and Entity Information	Oct. 29, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	Fisker Inc./DE
Amendment Flag	true
Entity Central Index Key	0001720990
Current Fiscal Year End Date	--12-31
Document Type	8-K/A
Document Period End Date	Oct. 29, 2020
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38625
Entity Tax Identification Number	82-3100340
Entity Address, Address Line One	1888 Rosecrans Avenue
Entity Address, City or Town	Manhattan Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90266
City Area Code	833
Local Phone Number	434-7537
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On November 4, 2020, Fisker Inc., a Delaware corporation (the “Company”) (f/k/a Spartan Energy Acquisition Corp. (“Spartan”)), filed a Current Report on Form 8-K (the “Original Report”) to report the Closing and related matters under Items 1.01, 2.01, 3.02, 3.03, 4.01, 5.01, 5.02, 5.06 and 9.01 of Form 8-K. Due to the large number of events to be reported under the specified items of Form 8-K, this Amendment No. 1 to Form 8-K is being filed to amend the Original Report to include additional matters related to the transactions under Items 5.03 and 5.05 of Form 8-K.
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value of $0.00001 per share
Trading Symbol	FSR
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	FSR WS
Security Exchange Name	NYSE